UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report.

Name:    Barberry Corp.
Address: c/o Starfire Holding Corp.
         100 South Bedford Road
         Mt. Kisco, NY  10549

Form 13F File Number:  28-2662

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward E. Mattner
Title:   Authorized Signatory
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Edward E. Mattner         New York, New York     11/11/03
[Signature]                      [City, State]        [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                           4

Form 13F Information Table Entry Total:                      8*

Form 13F Information Table Value Total:              $  247,335*
                                                     (thousands)


*Confidential Treatment has been requested for accounts of equity securities reported on by this Institutional Investment Manager and this information has been filed separately with the Commission.

List of Other Included Managers:


Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      From 13F File Number      Name

         01                28-4690          High River Limited Partnership*

         02                28-              Cyprus LLC

         03                28-              Icahn & Co., Inc.*

         04                28-              Dixon Guarantor, LLC*

                                                 FORM 13F INFORMATION TABLE
                                        AS OF SEPTEMBER 30, 2003 (SEC USE ONLY)
                                      NAME OF REPORTING MANAGER:  BARBERRY CORP.


    Item 1:         Item 2:    Item 3:     Item 4:   Item 5:   SH/        Item 6:
    NAME OF ISSUER  TITLE OF   CUSIP       FAIR      SHARES    PRN        INVESTMENT
                    CLASS      NUMBER      MARKET    OF                   DISCRETION                          Item 8:
                                           VALUE     PRINCIPAL            (b)                                  VOTING
                                           (000)     AMOUNT               Shared-Defined  Item 7:              AUTHORITY
                                                                                          OTHER                (SHARES)
                                                                                          MANAGERS
                                                                                   (c)
                                                                     (a)           Shared            (a)       (b)         (c)
                                                                     Sole          Other             Sole      Shared      None

    American        Depos-     029169109   65,890    5,537,000 SH    X                    Sole       5,537,000
    Real Estate     itory
    Partners LP     Unit

    GB Hldgs Inc.   Com        36150A109   11,539              SH         X               2                    4,121,033
                                                    4,121,033


    Hallwood Rlty   Deposit    40636T203   29,845              SH         X               1                      235,000
    Partners        UT                                235,000
                    NEW


    Landenburg
    Thalman
    Financial       Com        50575Q101      752              SH         X               1                    2,148,725
    Servces, Inc.                                    2,148,725


    Perry Ellis,    Com        868610106   12,231              SH         X               1                      428,403
    Intl.                                              428,403


    Register.Com    Com        75914G101    7,095    1,559,429 SH         X               1                    1,559,429


    Tropical        Com        89708P102    4,504      989,938 SH         X               1                      989,938
    Sportswear


    Vector Group
    Ltd.            Com        92240M108  115,479    8,019,361 SH         X               1                    8,019,361

                                  TOTAL   247,335






Confidential Treatment has been requested for accounts of equity securities reported on by this Institutional Investment Manager and this information has been filed separately with the Commission.